UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Capital & Income
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	.76%	$ 1,000.00	$ 743.60	$ 3.34
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.37	$ 3.87

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp.	2.3	2.1
Freescale Semiconductor, Inc.	2.2	2.9
Freeport-McMoRan Copper & Gold, Inc.	2.0	1.0
MGM Mirage, Inc.	1.8	0.3
Sprint Capital Corp.	1.5	0.0
	9.8
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.1	9.4
Technology	9.0	10.2
Energy	8.5	9.8
Cable TV	5.9	4.9
Electric Utilities	5.9	5.7
Quality Diversification (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
AAA,AA,A 0.1%	AAA,AA,A 0.2%
BBB 6.6%	BBB 5.0%
BB 17.1%	BB 14.4%
B 30.2%	B 29.4%
CCC,CC,C 21.5%	CCC,CC,C 20.1%
Not Rated 2.5%	Not Rated 2.4%
Equities 7.5%	Equities 13.7%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 14.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Nonconvertible Bonds 64.6%		Nonconvertible Bonds 62.0%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 7.4%		Common Stocks 13.2%
	Floating Rate Loans 12.8%		Floating Rate Loans 9.4%
	Short-Term Investments and Net Other Assets 14.5%		Short-Term Investments and Net Other Assets 14.8%
* Foreign investments	12.2%	** Foreign investments	12.0%

Semiannual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 65.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Technology - 0.6%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	$ 24,040	$ 10,007
6% 5/1/15	99,390	32,679
ON Semiconductor Corp. 0% 4/15/24	840	632
Spansion, Inc. 2.25% 6/15/16 (h)	13,080	1,962
		45,280
Nonconvertible Bonds - 64.6%
Aerospace - 0.9%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,085
Hexcel Corp. 6.75% 2/1/15	10,710	8,568
Orbimage Holdings, Inc. 12.6538% 7/1/12 (i)	8,010	7,690
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	32,497
13.5% 12/1/15 pay-in-kind (h)	18,065	9,890
		60,730
Air Transportation - 0.9%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	2,279
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	870
10% 8/15/49 (a)	6,280	79
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	49,691	33,293
8.021% 8/10/22	25,681	14,381
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	82
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	59
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,970	7,182
8.028% 11/1/17	5,560	3,114
		61,369
Automotive - 2.1%
Affinia Group, Inc. 9% 11/30/14	10,625	6,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.5% 8/1/18	$ 16,915	$ 4,905
7.125% 11/15/25	875	201
7.4% 11/1/46	5,545	1,331
7.45% 7/16/31	45,750	14,411
7.5% 8/1/26	2,500	650
8.875% 1/15/22	4,745	1,376
8.9% 1/15/32	2,125	574
Ford Motor Credit Co. LLC:
7% 10/1/13	6,930	3,839
7.25% 10/25/11	13,090	7,925
7.375% 10/28/09	9,860	8,184
7.375% 2/1/11	3,465	2,156
7.8% 6/1/12	17,420	9,755
8% 12/15/16	15,140	8,327
General Motors Acceptance Corp.:
6.875% 8/28/12	7,610	4,165
7% 2/1/12	25,010	14,014
General Motors Corp.:
6.75% 5/1/28	15,110	3,551
7.125% 7/15/13	17,730	6,028
7.4% 9/1/25	18,905	4,915
7.7% 4/15/16	10,570	3,065
8.25% 7/15/23	26,615	8,517
8.375% 7/15/33	3,305	1,074
8.8% 3/1/21	9,250	2,683
GMAC LLC:
6% 4/1/11	24,210	13,638
6.625% 5/15/12	10,555	5,805
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	805
7.25% 3/15/17 (h)	960	552
Visteon Corp. 7% 3/10/14	53,165	10,101
		148,922
Broadcasting - 1.2%
Clear Channel Communications, Inc.:
4.9% 5/15/15	19,550	4,399
5.5% 9/15/14	26,615	5,988
5.5% 12/15/16	12,535	2,758
5.75% 1/15/13	15,185	3,189
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
6.875% 6/15/18	$ 14,155	$ 3,185
7.25% 10/15/27	16,075	3,376
10.75% 8/1/16 (h)	84,300	32,456
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	15,770	14,035
10.375% 9/1/14 (h)	17,085	15,291
		84,677
Building Materials - 0.7%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	3,633
General Cable Corp. 7.125% 4/1/17	3,350	2,245
Nortek, Inc.:
8.5% 9/1/14	56,030	20,171
10% 12/1/13	24,385	17,923
NTK Holdings, Inc. 0% 3/1/14 (e)	32,360	6,957
		50,929
Cable TV - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	31,875	21,038
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	92,943	41,824
11% 10/1/15	1,720	774
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	50,780	35,419
10.25% 9/15/10	4,595	3,171
10.25% 10/1/13	29,130	18,061
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (h)	11,345	8,253
10.875% 9/15/14 (h)	19,720	15,973
CSC Holdings, Inc.:
6.75% 4/15/12	8,785	7,555
7.625% 7/15/18	29,223	20,968
7.875% 2/15/18	19,375	13,950
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	27,245
7% 10/1/13	16,420	13,588
7.125% 2/1/16	149,090	118,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
iesy Repository GmbH 10.375% 2/15/15 (h)	$ 4,660	$ 4,194
Videotron Ltd. 6.875% 1/15/14	3,630	2,977
		353,865
Capital Goods - 0.4%
Blount, Inc. 8.875% 8/1/12	6,070	5,190
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,473
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	6,615	4,333
9.5% 8/1/14	18,160	12,712
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,083
		29,791
Chemicals - 2.0%
Georgia Gulf Corp.:
7.125% 12/15/13	6,360	2,544
9.5% 10/15/14	47,825	20,565
Huntsman LLC 11.625% 10/15/10	2,465	2,342
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	1,328
Momentive Performance Materials, Inc.:
9.75% 12/1/14	91,790	50,943
10.875% 12/1/14 pay-in-kind (i)	30,780	13,198
11.5% 12/1/16	95,860	40,261
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,661
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	16,110	3,544
		142,386
Consumer Products - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	554
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,616
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	248
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (f)	15,460	12,523
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	2,536
		18,477
Containers - 1.3%
AEP Industries, Inc. 7.875% 3/15/13	2,780	1,612
Berry Plastics Holding Corp.:
8.875% 9/15/14	55,800	28,458
10.25% 3/1/16	19,510	8,097
BWAY Corp. 10% 10/15/10	9,210	7,829
Constar International, Inc. 11% 12/1/12	11,545	1,963
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 2,469	$ 1,630
7.5% 12/15/96	17,610	11,270
8% 4/15/23	6,295	4,658
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	3,671
8.25% 5/15/13	10,790	10,035
Solo Cup Co. 8.5% 2/15/14	10,300	6,901
Vitro SAB de CV:
8.625% 2/1/12	4,980	1,569
9.125% 2/1/17	10,510	3,311
		91,004
Diversified Financial Services - 0.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	2,858
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,689
Sprint Capital Corp. 8.75% 3/15/32	89,610	58,695
		63,242
Diversified Media - 0.6%
Affinion Group, Inc. 11.5% 10/15/15	12,915	7,749
CanWest Media, Inc. 8% 9/15/12	4,040	2,505
Liberty Media Corp.:
8.25% 2/1/30	20,315	11,161
8.5% 7/15/29	13,600	7,608
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)	31,690	12,359
		41,382
Electric Utilities - 4.4%
AES Corp.:
7.75% 10/15/15	28,380	21,924
8% 10/15/17	71,000	54,315
AES Gener SA 7.5% 3/25/14	14,980	13,931
Aquila, Inc. 11.875% 7/1/12 (f)(i)	7,225	6,647
Chivor SA E.S.P. 9.75% 12/30/14 (h)	11,230	9,209
Edison Mission Energy:
7.5% 6/15/13	25,210	20,168
7.75% 6/15/16	23,125	18,500
Energy Future Holdings:
10.875% 11/1/17 (h)	29,715	23,178
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings: - continued
11.25% 11/1/17 pay-in-kind (h)(i)	$ 40,880	$ 26,776
Intergen NV 9% 6/30/17 (h)	43,300	35,939
NRG Energy, Inc.:
7.25% 2/1/14	3,570	3,115
7.375% 2/1/16	6,520	5,640
Reliant Energy, Inc.:
7.625% 6/15/14	23,345	17,509
7.875% 6/15/17	5,095	3,821
Tenaska Alabama Partners LP 7% 6/30/21 (h)	5,006	3,804
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)	36,245	28,271
Series B, 10.25% 11/1/15 (h)	17,815	13,896
Utilicorp United, Inc. 7.95% 2/1/11 (f)	175	158
		306,801
Energy - 5.6%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	7,727
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)	21,260	14,351
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	3,483
Berry Petroleum Co. 8.25% 11/1/16	13,210	8,520
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	10,829
8.875% 2/1/17	17,790	8,717
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	29,100
6.875% 11/15/20	12,985	9,187
7.5% 9/15/13	2,000	1,680
7.625% 7/15/13	19,570	16,635
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	18,933
Complete Production Services, Inc. 8% 12/15/16	11,475	8,033
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	15,728
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	75
6.4% 7/15/06 (d)	3,270	8
6.625% 11/15/05 (d)	13,290	33
6.725% 11/17/08 (d)(i)	4,095	41
6.75% 8/1/09 (d)	3,320	8
6.875% 10/15/07 (d)	8,050	20
6.95% 7/15/28 (d)	7,270	73
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
7.125% 5/15/07 (d)	$ 1,390	$ 3
7.375% 5/15/19 (d)	8,400	21
7.875% 6/15/03 (d)	1,390	3
9.125% 4/1/03 (d)	285	1
9.875% 6/5/03 (d)	1,268	3
EXCO Resources, Inc. 7.25% 1/15/11	3,410	2,728
Harvest Operations Corp. 7.875% 10/15/11	5,620	4,046
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	13,136
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	14
Mariner Energy, Inc. 8% 5/15/17	7,240	4,199
OPTI Canada, Inc. 7.875% 12/15/14	24,280	14,568
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)	38,950	26,389
9.125% 7/15/13	26,090	20,089
Petroleum Development Corp. 12% 2/15/18	21,910	19,281
Range Resources Corp. 7.375% 7/15/13	5,530	4,645
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (i)	21,730	14,125
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	26,072
8% 3/1/32	20,945	16,182
Southern Star Central Corp. 6.75% 3/1/16	6,870	5,943
Southwestern Energy Co. 7.5% 2/1/18 (h)	12,875	10,429
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	5,140	3,084
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	7,054
7.5% 4/1/17	6,635	5,248
7.625% 4/1/37	7,450	5,466
8.375% 6/15/32	6,100	4,927
Venoco, Inc. 8.75% 12/15/11	15,355	11,248
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	19,929
		392,014
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	8,477
Food and Drug Retail - 0.6%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,710	4,051
Rite Aid Corp.:
7.5% 3/1/17	16,115	10,193
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
8.625% 3/1/15	$ 3,410	$ 1,211
9.375% 12/15/15	23,255	8,256
9.5% 6/15/17	29,570	10,793
10.375% 7/15/16	5,915	4,096
		38,600
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	144
Michael Foods, Inc. 8% 11/15/13	2,690	2,300
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	3,859
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,409
10.625% 4/1/17	1,395	865
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	9,550
		18,127
Gaming - 2.9%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	5,199
MGM Mirage, Inc.:
5.875% 2/27/14	26,115	15,408
6.625% 7/15/15	46,855	27,176
6.75% 9/1/12	3,090	1,885
6.75% 4/1/13	24,735	14,841
6.875% 4/1/16	8,895	5,159
7.5% 6/1/16	68,095	40,176
7.625% 1/15/17	36,035	21,080
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	5,661
Scientific Games Corp. 6.25% 12/15/12	3,050	2,333
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	4,593
Station Casinos, Inc.:
6% 4/1/12	34,355	12,024
6.5% 2/1/14	58,215	6,258
6.625% 3/15/18	60,505	6,504
6.875% 3/1/16	64,220	6,904
7.75% 8/15/16	65,520	21,949
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	4,965	993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12	$ 2,645	$ 1,587
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	6,462	4,200
		203,930
Healthcare - 4.6%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)	11,170	8,880
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	10,640
Biomet, Inc. 10% 10/15/17	1,000	910
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)	59,725	34,641
CRC Health Group, Inc. 10.75% 2/1/16	7,690	4,230
DaVita, Inc. 6.625% 3/15/13	2,840	2,499
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	5,026
HCA, Inc.:
9.125% 11/15/14	51,235	44,190
9.25% 11/15/16	68,270	57,859
9.625% 11/15/16 pay-in-kind (i)	5,225	4,219
Invacare Corp. 9.75% 2/15/15	7,340	6,496
Rural/Metro Corp. 9.875% 3/15/15	6,115	4,892
Senior Housing Properties Trust 7.875% 4/15/15	11,204	9,187
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	5,234
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,318
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	10,024
Tenet Healthcare Corp.:
9.25% 2/1/15	8,965	7,374
9.875% 7/1/14	59,925	49,513
U.S. Oncology, Inc. 9% 8/15/12	6,330	5,064
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)	2,985	2,358
Vanguard Health Holding Co. II, LLC 9% 10/1/14	33,250	26,268
VWR Funding, Inc. 10.25% 7/15/15	29,810	17,886
		318,708
Homebuilding/Real Estate - 1.3%
BF Saul REIT 7.5% 3/1/14	12,505	11,129
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (h)	1,530	1,247
Realogy Corp.:
10.5% 4/15/14	198,535	62,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (i)	$ 19,710	$ 5,409
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	29,430	10,006
		90,330
Hotels - 0.2%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	4,502
8% 11/15/13	8,460	5,922
		10,424
Leisure - 1.0%
Six Flags Operations, Inc. 12.25% 7/15/16 (h)	25,021	13,261
Six Flags, Inc.:
8.875% 2/1/10	42,285	25,371
9.625% 6/1/14	3,075	892
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	19,749	17,083
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	6,345
Vail Resorts, Inc. 6.75% 2/15/14	13,540	10,494
		73,446
Metals/Mining - 3.4%
Aleris International, Inc. 9% 12/15/14	12,670	4,371
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	7,425
Drummond Co., Inc. 7.375% 2/15/16 (h)	11,870	6,885
FMG Finance Property Ltd.:
10% 9/1/13 (h)	17,490	12,068
10.625% 9/1/16 (h)	44,695	30,840
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	10,916
8.25% 4/1/15	20,280	16,072
8.375% 4/1/17	121,065	94,128
Massey Energy Co. 6.875% 12/15/13	18,850	15,363
Peabody Energy Corp.:
7.375% 11/1/16	26,690	22,420
7.875% 11/1/26	26,690	18,683
		239,171
Paper - 0.5%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (h)	33,825	27,060
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Glatfelter 7.125% 5/1/16	$ 2,400	$ 2,088
NewPage Corp. 9.0506% 5/1/12 (i)	8,670	5,896
		35,044
Publishing/Printing - 1.4%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	11,479
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	5,143
Sun Media Corp. Canada 7.625% 2/15/13	10,365	8,603
The Reader's Digest Association, Inc. 9% 2/15/17	14,730	4,419
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	117,815	70,100
		99,744
Railroad - 0.5%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	6,952
7.625% 12/1/13	7,670	6,136
Kansas City Southern Railway Co. 7.5% 6/15/09	7,655	7,349
TFM SA de CV 9.375% 5/1/12	16,130	13,549
		33,986
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	14,495	8,407
OSI Restaurant Partners, Inc. 10% 6/15/15	65,750	15,123
		23,530
Services - 2.2%
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,137
7.75% 10/1/16	5,990	5,556
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	27,172
7.75% 1/15/15	26,235	22,562
8.625% 4/1/13	6,225	5,680
8.75% 7/15/18	38,365	32,802
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	25,862
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,926
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,024
NCO Group, Inc. 11.875% 11/15/14	9,865	6,116
Penhall International Corp. 12% 8/1/14 (h)	6,510	2,930
West Corp. 9.5% 10/15/14	40,480	19,026
		156,793
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 0.9%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	$ 20,280	$ 11,762
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,084
Ship Finance International Ltd. 8.5% 12/15/13	30,655	24,831
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	6,109
US Shipping Partners LP 13% 8/15/14	13,660	4,098
		63,884
Specialty Retailing - 0.6%
Claire's Stores, Inc.:
9.25% 6/1/15	10,255	3,179
10.375% 6/1/15 pay-in-kind (i)	16,060	2,183
Michaels Stores, Inc.:
0% 11/1/16 (e)	2,020	364
10% 11/1/14	62,970	28,337
11.375% 11/1/16	30,070	10,224
		44,287
Steels - 0.9%
CSN Islands VIII Corp. 9.75% 12/16/13 (h)	11,805	10,743
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	8,695
Gerdau SA 8.875% (h)	11,345	7,942
International Steel Group, Inc. 6.5% 4/15/14	24,820	20,352
Ispat Inland ULC 9.75% 4/1/14	5,094	4,941
RathGibson, Inc. 11.25% 2/15/14	11,220	7,574
		60,247
Super Retail - 0.1%
Toys 'R' US, Inc. 7.875% 4/15/13	14,035	8,772
Technology - 6.4%
Amkor Technology, Inc. 9.25% 6/1/16	23,585	13,797
Avago Technologies Finance Ltd.:
8.3106% 6/1/13 (i)	3,962	3,373
11.875% 12/1/15	25,080	20,315
Ceridian Corp.:
11.25% 11/15/15 (h)	19,320	11,978
12.25% 11/15/15 pay-in-kind (h)(i)	4,620	2,864
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145,545	63,865
9.125% 12/15/14 pay-in-kind (i)	135,162	48,658
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	46,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 31,722	$ 16,178
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0688% 12/15/11 (i)	3,295	494
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	3,572
Nortel Networks Corp.:
9.0025% 7/15/11 (i)	16,300	8,761
10.125% 7/15/13	16,190	8,581
10.75% 7/15/16	16,300	8,558
10.75% 7/15/16 (h)	25,285	13,275
NXP BV:
7.875% 10/15/14	16,985	8,323
9.5% 10/15/15	77,045	26,388
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	1,791
Spansion LLC 11.25% 1/15/16 (h)	20,560	3,701
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	20,119
Unisys Corp.:
8% 10/15/12	4,325	2,730
12.5% 1/15/16	15,080	10,518
Viasystems, Inc. 10.5% 1/15/11	23,140	19,669
Xerox Capital Trust I 8% 2/1/27	30,530	22,701
Xerox Corp.:
6.4% 3/15/16	18,000	11,879
7.625% 6/15/13	60,755	50,730
		449,565
Telecommunications - 9.8%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	7,595	6,494
Citizens Communications Co.:
7.875% 1/15/27	12,690	5,869
9% 8/15/31	18,030	9,736
Cricket Communications, Inc.:
9.375% 11/1/14	51,775	41,420
9.375% 11/1/14	13,035	10,428
10% 7/15/15 (h)	20,960	17,606
Digicel Group Ltd.:
8.875% 1/15/15 (h)	34,835	19,508
9.125% 1/15/15 pay-in-kind (h)(i)	26,405	14,787
9.25% 9/1/12 (h)	8,355	6,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	$ 13,020	$ 11,067
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (h)	114,925	64,693
Intelsat Corp.:
9.25% 8/15/14 (h)	24,885	21,214
9.25% 6/15/16 (h)	28,330	22,806
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)	91,522	76,878
11.5% 6/15/16 (h)	10,045	8,438
Intelsat Ltd. 11.25% 6/15/16	68,520	58,499
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (h)	23,830	20,494
8.875% 1/15/15 (h)	55,555	46,805
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	5,320	5,214
Level 3 Financing, Inc.:
8.75% 2/15/17	8,130	3,862
12.25% 3/15/13	5,560	3,586
MetroPCS Wireless, Inc. 9.25% 11/1/14	62,800	52,281
Millicom International Cellular SA 10% 12/1/13	19,800	15,642
Nextel Communications, Inc.:
5.95% 3/15/14	66,445	35,880
7.375% 8/1/15	66,955	36,825
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	5,747
Sprint Capital Corp.:
6.875% 11/15/28	86,550	50,632
6.9% 5/1/19	1,330	938
U.S. West Communications 7.25% 10/15/35	4,605	2,763
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	16,090	13,033
		689,745
Textiles & Apparel - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16	8,445	5,447
9.75% 1/15/15	7,365	5,524
		10,971
TOTAL NONCONVERTIBLE BONDS		4,523,370
TOTAL CORPORATE BONDS (Cost $6,819,560)		4,568,650
Common Stocks - 7.4%
	Shares	Value (000s)
Air Transportation - 1.4%
Delta Air Lines, Inc. (a)(g)	8,692,782	$ 95,447
Automotive - 0.3%
Tenneco, Inc. (a)	1,294,500	6,356
The Goodyear Tire & Rubber Co. (a)	2,000,000	17,840
		24,196
Cable TV - 0.3%
Comcast Corp. Class A	1,229,593	19,378
Liberty Global, Inc. Class A (a)	9,320	154
		19,532
Capital Goods - 0.1%
Remy International, Inc. (a)	173,534	3,471
Chemicals - 0.2%
Celanese Corp. Class A	1,145,700	15,879
Sterling Chemicals, Inc. (a)	897	12
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		15,891
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a) (j)	11,400,000	0
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	853
Discovery Communications, Inc. Class C (a)	62,500	833
		1,686
Electric Utilities - 0.4%
AES Corp. (a)	3,100,000	24,707
Portland General Electric Co.	20,217	415
		25,122
Energy - 2.6%
Chesapeake Energy Corp.	1,500,000	32,955
Forest Oil Corp. (a)	919,993	26,873
Hornbeck Offshore Services, Inc. (a)	950,070	22,612
Petrohawk Energy Corp. (a)	925,000	17,529
Valero Energy Corp.	1,025,000	21,095
Williams Companies, Inc.	2,850,000	59,765
		180,829
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	158
Food/Beverage/Tobacco - 0.0%
Centerplate, Inc. unit	1,033,875	2,895
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(j)	535,456	$ 0
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	1
		1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	24,210
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	660,000	19,206
Haynes International, Inc. (a)	147,429	3,731
Intermet Corp. (a)(j)	521,664	0
		22,937
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)(g)	350,000	298
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	24
Shipping - 0.6%
Excel Maritime Carriers Ltd. (g)	1,500,000	17,160
Navios Maritime Holdings, Inc.	2,865,350	7,994
Ship Finance International Ltd. (NY Shares)	1,242,200	16,956
		42,110
Technology - 0.1%
ASAT Holdings Ltd. warrants 2/1/11 (a)(j)	2,510,300	24
ON Semiconductor Corp. (a)	1,556,230	7,952
		7,976
Telecommunications - 0.7%
American Tower Corp. Class A (a)	15,912	514
Level 3 Communications, Inc. (a)	18,708	20
NII Holdings, Inc. (a)	1,750,000	45,080
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	1
Series B, warrants 1/16/10 (a)	52,628	1
Series C, warrants 1/16/10 (a)	52,628	1
		45,617
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (j)	659,302	4,285
TOTAL COMMON STOCKS (Cost $847,855)		516,685
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	$ 574
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (j)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,424
Nonconvertible Preferred Stocks - 0.0%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	45
TOTAL PREFERRED STOCKS (Cost $6,614)		6,469
Floating Rate Loans - 12.8%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.9575% 2/21/13 (i)	$ 389	284
Tranche 2LN, term loan 11.2075% 2/21/14 (i)	650	423
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.37% 9/29/13 (i)	671	523
Tranche 2LN, term loan 8.87% 3/28/14 (i)	250	188
		1,418
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.8313% 4/30/14 (i)	8,598	5,073
Northwest Airlines, Inc. term loan 5% 8/21/13 (i)	13,793	10,759
United Air Lines, Inc. Tranche B, term loan 5.6529% 2/1/14 (i)	26,415	15,057
		30,889
Automotive - 2.2%
AM General LLC:
Tranche B, term loan 6.1908% 9/30/13 (i)	14,189	9,791
7.5875% 9/30/12 (i)	567	391
Ford Motor Co. term loan 7.59% 12/15/13 (i)	104,580	55,950
General Motors Corp. term loan 5.795% 11/29/13 (i)	102,126	58,212
Lear Corp. term loan 5.7477% 4/25/12 (i)	18,520	11,853
Navistar International Corp.:
term loan 6.4213% 1/19/12 (i)	10,802	7,345
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Navistar International Corp.: - continued
Credit-Linked Deposit 6.7225% 1/19/12 (i)	$ 3,928	$ 2,671
Visteon Corp. term loan 7.75% 6/13/13 (i)	30,075	11,429
		157,642
Cable TV - 0.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3133% 3/6/14 (i)	43,800	32,412
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (i)	5,333	4,426
		36,838
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 5.25% 10/17/12 (i)	213	175
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (i)	21,030	12,618
Tranche B 1LN, term loan 5.0704% 5/4/14 (i)	2,688	1,909
Walter Industries, Inc. term loan 5.4854% 10/3/12 (i)	254	178
		14,880
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.4263% 4/2/13 (i)	1,035	782
term loan 5.5525% 4/2/14 (i)	5,609	4,515
Momentive Performance Materials, Inc. Tranche B1, term loan 5.375% 12/4/13 (i)	4,601	3,589
		8,886
Containers - 0.3%
Berry Plastics Holding Corp. Tranche C, term loan 4.7981% 4/3/15 (i)	24,448	17,847
Diversified Financial Services - 0.4%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6.82% 8/3/12 (i)	27,830	18,924
Tranche 2LN, term loan 9.32% 8/3/13 (i)	19,850	8,536
		27,460
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 8.7619% 11/30/14 (i)	1,970	493
Electric Utilities - 1.1%
NRG Energy, Inc.:
term loan 5.2619% 2/1/13 (i)	22,514	19,588
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc.: - continued
Credit-Linked Deposit 5.2619% 2/1/13 (i)	$ 11,061	$ 9,623
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.6317% 10/10/14 (i)	40,525	31,913
Tranche B2, term loan 6.6586% 10/10/14 (i)	16,815	13,158
		74,282
Energy - 0.3%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.6325% 12/28/10 (i)	2,432	1,970
Tranche D, term loan 6.6319% 12/28/13 (i)	7,854	6,362
Compagnie Generale de Geophysique SA term loan 5.1459% 1/12/14 (i)	2,603	2,057
Helix Energy Solutions Group, Inc. term loan 6.1454% 7/1/13 (i)	3,054	2,444
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.7619% 10/31/12 (i)	2,252	1,666
term loan 5.9699% 10/31/12 (i)	3,943	2,918
Venoco, Inc. Tranche 2LN, term loan 6.8125% 5/7/14 (i)	2,100	1,680
		19,097
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 7.0119% 4/8/12 (i)	9,545	4,486
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (i)	14,318	10,739
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 4.5329% 6/5/13 (i)	4,785	4,115
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.75% 2/16/14 (i)	655	340
Healthcare - 0.9%
Bausch & Lomb, Inc. term loan:
4.7071% 4/26/15 (i)(k)	910	728
7.0119% 4/26/15 (i)	3,613	2,890
Community Health Systems, Inc.:
term loan 5.1611% 7/25/14 (i)	57,061	46,220
Tranche DD, term loan 7/25/14 (k)	2,919	2,364
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 5.5119% 2/28/14 (i)	$ 4,355	$ 3,092
VWR Funding, Inc. term loan 5.6713% 6/29/14 (i)	7,820	5,552
		60,846
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (i)	3,100	1,953
Tranche B, term loan 6% 10/10/13 (i)	11,516	7,255
Tranche DD, term loan 6.8285% 10/10/13 (i)	8,970	5,651
		14,859
Leisure - 0.3%
Six Flags, Inc. Tranche B, term loan 5.6876% 4/30/15 (i)	36,412	23,668
Metals/Mining - 0.4%
Aleris International, Inc. term loan 6.3125% 12/19/13 (i)	12,615	7,948
Novelis Corp. term loan 5.77% 7/6/14 (i)	24,875	17,661
		25,609
Paper - 0.4%
Boise Paper Holdings LLC Tranche 2LN, term loan 10% 2/22/15 (i)	34,960	23,598
White Birch Paper Co. Tranche 1LN, term loan 6.52% 5/8/14 (i)	7,213	3,967
		27,565
Publishing/Printing - 1.4%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (i)	131,816	92,271
Idearc, Inc. term loan 5.7421% 11/17/14 (i)	15,775	6,626
		98,897
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (i)	207	103
term loan 5.25% 6/14/14 (i)	2,427	1,214
		1,317
Services - 0.3%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (i)	19,690	8,270
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (i)	593	468
term loan 5.6369% 1/26/14 (i)	9,327	7,136
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.925% 2/7/15 (i)	$ 3,135	$ 2,069
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (i)	4,230	1,777
		19,720
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 5.3477% 10/31/13 (i)	26,455	15,476
Toys 'R' US, Inc. term loan 6.72% 12/8/09 (i)	6,560	4,723
		20,199
Technology - 1.9%
Affiliated Computer Services, Inc. Tranche B2, term loan 5.8097% 3/20/13 (i)	15,493	13,131
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (i)	27,308	20,208
Tranche B-A1, term loan 7.0688% 10/1/14 (i)	7,847	5,807
Tranche B-B, term loan 6.1325% 10/1/12 (i)	31,632	24,356
Freescale Semiconductor, Inc. term loan 5.47% 12/1/13 (i)	57,827	38,744
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (i)	34,626	22,507
Tranche 2LN, term loan 9.5119% 6/11/15 (i)	8,615	6,031
Open Solutions, Inc. term loan 5.955% 1/23/14 (i)	1,084	542
		131,326
Telecommunications - 0.6%
Leap Wireless International, Inc. Tranche B, term loan 7.2619% 6/16/13 (i)	2,659	2,247
MetroPCS Wireless, Inc. Tranche B, term loan 5.1757% 11/3/13 (i)	6,409	5,256
Wind Telecomunicazioni SpA:
term loan 11.7525% 12/12/11 pay-in-kind (i)	29,235	19,765
Tranche 2, term loan 11.473% 3/21/15 (i)	12,400	9,796
Tranche B, term loan 5.885% 9/21/13 (i)	5,570	4,345
Tranche C, term loan 6.635% 9/21/14 (i)	5,570	4,345
		45,754
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (i)	$ 7,050	$ 5,640
Tranche B 1LN, term loan 5.1731% 9/5/13 (i)	15,906	13,838
		19,478
TOTAL FLOATING RATE LOANS (Cost $1,101,018)		898,650
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $477)	41,750	887
Money Market Funds - 14.6%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	1,010,285,601	1,010,286
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	14,381,625	14,382
TOTAL MONEY MARKET FUNDS (Cost $1,024,668)		1,024,668
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,794)	$ 2,794	2,794
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,802,986)		7,018,803
NET OTHER ASSETS - (0.2)%		(13,975)
NET ASSETS - 100%		$ 7,004,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $989,018,000 or 14.1% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,159,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,354,000 and $1,903,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,794,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 667
Banc of America Securities LLC	1,566
Barclays Capital, Inc.	355
Credit Suisse Securities (USA) LLC	142
Deutsche Bank Securities, Inc.	64
$ 2,794
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,171
Fidelity Securities Lending Cash Central Fund	53
Total	$ 16,224
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,018,803	$ 1,533,618	$ 5,368,705	$ 116,480
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 78,398
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39,794)
Cost of Purchases	108,377
Proceeds of Sales	(54,201)
Amortization/Accretion	612
Transfer in/out of Level 3	23,088
Ending Balance	$ 116,480

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Bermuda	5.0%
Canada	1.7%
Netherlands	1.0%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information
At April 30, 2008, the fund had a capital loss carryforward of approximately $251,164,000 of which $139,701,000 and $111,463,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $13,721 and repurchase agreements of $2,794) - See accompanying schedule: Unaffiliated issuers (cost $8,778,318)	$ 5,994,135
Fidelity Central Funds (cost $1,024,668)	1,024,668
Total Investments (cost $9,802,986)		$ 7,018,803
Cash		12
Foreign currency held at value (cost $60)		53
Receivable for investments sold		21,668
Receivable for fund shares sold		8,143
Dividends receivable		384
Interest receivable		181,394
Distributions receivable from Fidelity Central Funds		1,981
Prepaid expenses		3
Other receivables		20
Total assets		7,232,461

Liabilities
Payable for investments purchased	$ 199,905
Payable for fund shares redeemed	4,719
Distributions payable	3,518
Accrued management fee	3,466
Other affiliated payables	1,440
Other payables and accrued expenses	203
Collateral on securities loaned, at value	14,382
Total liabilities		227,633

Net Assets		$ 7,004,828
Net Assets consist of:
Paid in capital		$ 10,236,677
Undistributed net investment income		62,211
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(508,596)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,785,464)
Net Assets, for 1,146,408 shares outstanding		$ 7,004,828
Net Asset Value, offering price and redemption price per share ($7,004,828 ÷ 1,146,408 shares)		$ 6.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2008

Investment Income
Dividends		$ 16,229
Interest		368,968
Income from Fidelity Central Funds		16,224
Total income		401,421

Expenses
Management fee	$ 26,170
Transfer agent fees	8,033
Accounting and security lending fees	680
Custodian fees and expenses	52
Independent trustees' compensation	22
Depreciation in deferred trustee compensation account	(1)
Registration fees	80
Audit	96
Legal	50
Miscellaneous	142
Total expenses before reductions	35,324
Expense reductions	(158)	35,166
Net investment income		366,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(218,279)
Foreign currency transactions	(63)
Total net realized gain (loss)		(218,342)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,650,362)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		(2,650,369)
Net gain (loss)		(2,868,711)
Net increase (decrease) in net assets resulting from operations		$ (2,502,456)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 366,255	$ 603,646
Net realized gain (loss)	(218,342)	19,183
Change in net unrealized appreciation (depreciation)	(2,650,369)	(741,559)
Net increase (decrease) in net assets resulting from operations	(2,502,456)	(118,730)
Distributions to shareholders from net investment income	(322,831)	(598,480)
Share transactions Proceeds from sales of shares	910,296	3,408,597
Reinvestment of distributions	302,688	558,288
Cost of shares redeemed	(1,201,991)	(2,418,786)
Net increase (decrease) in net assets resulting from share transactions	10,993	1,548,099
Redemption fees	618	2,137
Total increase (decrease) in net assets	(2,813,676)	833,026

Net Assets
Beginning of period	9,818,504	8,985,478
End of period (including undistributed net investment income of $62,211 and undistributed net investment income of $18,787, respectively)	$ 7,004,828	$ 9,818,504
Other Information Shares
Sold	116,249	386,210
Issued in reinvestment of distributions	39,719	64,233
Redeemed	(161,517)	(277,534)
Net increase (decrease)	(5,549)	172,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31,

Years ended April 30,

2008

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 9.18	$ 8.57	$ 8.15	$ 7.94	$ 7.37
Income from Investment Operations
Net investment income D	.313	.557	.543	.524	.539 G	.584
Net realized and unrealized gain (loss)	(2.448)	(.668)	.609	.416	.210	.613
Total from investment operations	(2.135)	(.111)	1.152	.940	.749	1.197
Distributions from net investment income	(.276)	(.551)	(.543)	(.521)	(.540)	(.630)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.001	.003
Net asset value, end of period	$ 6.11	$ 8.52	$ 9.18	$ 8.57	$ 8.15	$ 7.94
Total Return B, C	(25.64)%	(1.14)%	13.95%	11.84%	9.64%	16.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.76%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.77%	.78%	.79%
Expenses net of all reductions	.75% A	.74%	.75%	.77%	.77%	.78%
Net investment income	7.86% A	6.39%	6.21%	6.24%	6.61% G	7.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,005	$ 9,819	$ 8,985	$ 6,123	$ 4,990	$ 4,298
Portfolio turnover rate F	55% A	48%	37%	42%	59%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net investment income per share includes approximately $.015 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 79,355
Unrealized depreciation	(2,829,077)
Net unrealized appreciation (depreciation)	$ (2,749,722)
Cost for federal income tax purposes	$ 9,768,525

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,597,385 and $2,111,276, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $53.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $65 and $86, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	11,610,250,061.21	95.143
Withheld	592,704,240.35	4.857
TOTAL	12,202,954,301.56	100.000
Dennis J. Dirks
Affirmative	11,685,717,439.03	95.761
Withheld	517,236,862.53	4.239
TOTAL	12,202,954,301.56	100.000
Edward C. Johnson 3d
Affirmative	11,570,214,714.52	94.815
Withheld	632,739,587.04	5.185
TOTAL	12,202,954,301.56	100.000
Alan J. Lacy
Affirmative	11,664,859,946.20	95.590
Withheld	538,094,355.36	4.410
TOTAL	12,202,954,301.56	100.000
Ned C. Lautenbach
Affirmative	11,662,444,292.18	95.571
Withheld	540,510,009.38	4.429
TOTAL	12,202,954,301.56	100.000
Joseph Mauriello
Affirmative	11,675,031,038.16	95.674
Withheld	527,923,263.40	4.326
TOTAL	12,202,954,301.56	100.000
Cornelia M. Small
Affirmative	11,667,251,248.13	95.610
Withheld	535,703,053.43	4.390
TOTAL	12,202,954,301.56	100.000
William S. Stavropoulos
Affirmative	11,625,197,579.40	95.265
Withheld	577,756,722.16	4.735
TOTAL	12,202,954,301.56	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	11,678,121,052.04	95.699
Withheld	524,833,249.52	4.301
TOTAL	12,202,954,301.56	100.000
Michael E. Wiley
Affirmative	11,668,200,916.65	95.618
Withheld	534,753,384.91	4.382
TOTAL	12,202,954,301.56	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,287,010,671.33	76.105
Against	1,918,338,397.31	15.720
Abstain	604,518,107.25	4.954
Broker Non-Votes	393,087,125.67	3.221
TOTAL	12,202,954,301.56	100.000
PROPOSAL 3

For Capital & Income Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,522,170,094.23	26.906
Against	3,606,229,907.90	63.744
Abstain	341,783,127.66	6.042
Broker Non-Votes	187,172,401.20	3.308
TOTAL	5,657,355,530.99	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
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Texas

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14100 San Pedro
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Utah

279 West South Temple
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Virginia

1861 International Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

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Semiannual Report

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Semiannual Report

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Semiannual Report

October 31, 2008

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	.85%	$ 1,000.00	$ 786.80	$ 3.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.92	$ 4.33

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.0	3.2
Freeport-McMoRan Copper & Gold, Inc.	2.8	2.7
EchoStar Communications Corp.	2.5	2.7
Chesapeake Energy Corp.	2.5	2.4
Royal Caribbean Cruises Ltd.	2.5	3.0
	14.3
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.0	9.2
Healthcare	8.3	6.4
Cable TV	7.2	5.3
Gaming	6.5	10.9
Electric Utilities	6.5	5.5
Quality Diversification (% of fund's net assets)
As of October 31, 2008 *	As of April 30, 2008 **
BBB 3.5%	BBB 3.4%
BB 69.9%	BB 79.8%
B 18.2%	B 11.7%
Not Rated 0.3%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Nonconvertible Bonds 85.5%		Nonconvertible Bonds 88.2%
	Convertible Bonds, Preferred Stocks 0.2%		Convertible Bonds, Preferred Stocks 0.4%
	Floating Rate Loans 6.2%		Floating Rate Loans 6.3%
	Short-Term Investments and Net Other Assets 8.1%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	17.0%	** Foreign investments	19.6%

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.7%
	Principal Amount	Value
Convertible Bonds - 0.2%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 110,000	$ 68,255
Technology - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25	99,000	50,633
TOTAL CONVERTIBLE BONDS		118,888
Nonconvertible Bonds - 85.5%
Aerospace - 3.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	80,000	66,000
BE Aerospace, Inc. 8.5% 7/1/18	150,000	129,000
Bombardier, Inc.:
6.3% 5/1/14 (c)	240,000	190,800
6.75% 5/1/12 (c)	180,000	153,900
7.45% 5/1/34 (c)	840,000	588,000
8% 11/15/14 (c)	55,000	47,850
L-3 Communications Corp.:
5.875% 1/15/15	95,000	77,900
6.125% 7/15/13	430,000	370,875
6.375% 10/15/15	100,000	83,000
7.625% 6/15/12	75,000	69,000
		1,776,325
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	460,800
6.977% 11/23/22	33,513	19,438
7.324% 4/15/11	80,000	67,200
8.608% 10/1/12	20,000	14,200
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	125,000	70,000
7.566% 9/15/21	46,779	40,698
7.73% 9/15/12	11,753	8,227
7.875% 7/2/18	134,950	78,271
8.388% 5/1/22	23,957	17,129
9.558% 9/1/19	66,568	38,610
9.798% 4/1/21	324,855	272,878
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	330,838	185,269
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 65,000	$ 36,400
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	144,753	81,062
		1,390,182
Automotive - 0.0%
Tenneco, Inc. 8.125% 11/15/15	35,000	18,200
Building Materials - 0.3%
Belden, Inc. 7% 3/15/17	175,000	134,750
Owens Corning 6.5% 12/1/16	35,000	26,054
		160,804
Cable TV - 6.6%
CSC Holdings, Inc.:
6.75% 4/15/12	365,000	313,900
7.625% 4/1/11	140,000	128,800
8.5% 6/15/15 (c)	205,000	173,225
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	875,000	730,625
7.625% 5/15/16 (c)	320,000	274,400
8.375% 3/15/13	230,000	212,750
EchoStar Communications Corp.:
6.375% 10/1/11	535,000	474,813
7% 10/1/13	1,055,000	873,013
7.125% 2/1/16	150,000	119,625
Videotron Ltd. 9.125% 4/15/18 (c)	555,000	488,400
		3,789,551
Capital Goods - 4.4%
Case Corp. 7.25% 1/15/16	445,000	331,525
Leucadia National Corp.:
7% 8/15/13	230,000	207,000
7.125% 3/15/17	1,155,000	1,027,950
Terex Corp. 8% 11/15/17	1,250,000	931,250
		2,497,725
Chemicals - 2.0%
Airgas, Inc. 7.125% 10/1/18 (c)	80,000	66,800
Chemtura Corp. 6.875% 6/1/16	320,000	198,400
Equistar Chemicals LP 7.55% 2/15/26	10,000	4,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.:
5.9525% 11/15/13 (d)	$ 611,000	$ 400,205
6.5% 1/15/12	605,000	453,750
		1,123,855
Containers - 1.3%
Berry Plastics Corp. 9.5025% 2/15/15 (d)	115,000	86,250
Greif, Inc. 6.75% 2/1/17	790,000	643,850
		730,100
Diversified Financial Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32	155,000	101,525
Diversified Media - 0.6%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	30,000	19,950
7.25% 8/15/11	300,000	246,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15	50,000	36,750
6.625% 8/15/15	90,000	66,150
		368,850
Electric Utilities - 5.9%
AES Corp.:
7.75% 3/1/14	545,000	436,000
8% 10/15/17	230,000	175,950
Aquila, Inc. 11.875% 7/1/12 (d)	20,000	18,400
Edison Mission Energy:
7% 5/15/17	410,000	324,413
7.2% 5/15/19	630,000	472,500
7.625% 5/15/27	260,000	171,600
Intergen NV 9% 6/30/17 (c)	615,000	510,450
IPALCO Enterprises, Inc. 7.25% 4/1/16 (c)	495,000	415,800
NSG Holdings II, LLC 7.75% 12/15/25 (c)	735,000	617,400
Orion Power Holdings, Inc. 12% 5/1/10	5,000	4,825
Reliant Energy, Inc.:
6.75% 12/15/14	90,000	78,300
7.625% 6/15/14	120,000	90,000
7.875% 6/15/17	40,000	30,000
Tenaska Alabama Partners LP 7% 6/30/21 (c)	53,825	40,907
		3,386,545
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 8.9%
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 690,000	$ 515,775
6.625% 1/15/16	210,000	164,063
6.875% 1/15/16	345,000	270,825
7.25% 12/15/18	155,000	116,638
7.5% 6/15/14	150,000	123,375
7.625% 7/15/13	230,000	195,500
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	295,000	206,500
7.75% 5/15/17	250,000	162,500
Complete Production Services, Inc. 8% 12/15/16	65,000	45,500
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (c)	60,000	39,600
El Paso Corp. 7% 6/15/17	275,000	209,881
El Paso Energy Corp. 7.75% 1/15/32	115,000	79,546
El Paso Performance-Linked Trust 7.75% 7/15/11 (c)	505,000	424,200
Frontier Oil Corp. 8.5% 9/15/16	175,000	152,250
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	270,000	240,300
Newfield Exploration Co. 7.125% 5/15/18	185,000	129,500
OPTI Canada, Inc.:
7.875% 12/15/14	235,000	141,000
8.25% 12/15/14	210,000	136,500
Pan American Energy LLC 7.75% 2/9/12 (c)	680,000	442,000
Pioneer Natural Resources Co. 6.65% 3/15/17	365,000	295,650
Plains Exploration & Production Co. 7% 3/15/17	580,000	400,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	71,550
7.5% 5/15/16	240,000	192,000
Southwestern Energy Co. 7.5% 2/1/18 (c)	115,000	93,150
Tesoro Corp. 6.5% 6/1/17	345,000	231,150
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	25,000	20,250
		5,099,403
Environmental - 1.2%
Allied Waste North America, Inc.:
6.875% 6/1/17	305,000	262,300
7.125% 5/15/16	95,000	81,700
7.25% 3/15/15	160,000	142,400
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	191,250
		677,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 3.2%
Constellation Brands, Inc.:
7.25% 9/1/16	$ 600,000	$ 498,000
7.25% 5/15/17	260,000	213,200
8.375% 12/15/14	240,000	216,000
Smithfield Foods, Inc. 7.75% 7/1/17	1,455,000	909,375
		1,836,575
Gaming - 6.5%
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (c)(d)	40,000	22,800
8% 11/15/13 (c)	70,000	39,900
Las Vegas Sands Corp. 6.375% 2/15/15	75,000	34,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (c)	460,000	230,000
MGM Mirage, Inc.:
6% 10/1/09	55,000	48,400
6.625% 7/15/15	110,000	63,800
6.75% 9/1/12	895,000	545,950
6.875% 4/1/16	285,000	165,300
7.625% 1/15/17	380,000	222,300
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	120,000	81,600
6.375% 7/15/09	300,000	261,000
7.125% 8/15/14	520,000	312,000
Scientific Games Corp.:
6.25% 12/15/12	435,000	332,775
7.875% 6/15/16 (c)	170,000	130,050
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (c)(d)	255,000	158,100
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	255,000	165,750
7.25% 5/1/12	470,000	305,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	195,000	140,400
6.625% 12/1/14	640,000	472,000
		3,732,125
Healthcare - 6.7%
Boston Scientific Corp. 6.4% 6/15/16	85,000	70,125
FMC Finance III SA 6.875% 7/15/17	570,000	450,300
HCA, Inc.:
9.125% 11/15/14	755,000	651,188
9.25% 11/15/16	400,000	339,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind (d)	$ 1,185,000	$ 956,888
Omega Healthcare Investors, Inc.:
7% 4/1/14	835,000	693,050
7% 1/15/16	80,000	63,400
Service Corp. International 7.5% 4/1/27	280,000	173,600
Ventas Realty LP:
6.5% 6/1/16	160,000	131,200
6.625% 10/15/14	400,000	342,000
		3,870,751
Homebuilding/Real Estate - 3.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,325,000	834,750
8.125% 6/1/12	545,000	370,600
D.R. Horton, Inc. 6.5% 4/15/16	220,000	128,700
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (c)	290,000	236,350
KB Home 6.375% 8/15/11	190,000	150,100
Pulte Homes, Inc. 5.25% 1/15/14	55,000	36,300
		1,756,800
Hotels - 2.2%
Host Hotels & Resorts LP 6.875% 11/1/14	135,000	99,900
Host Marriott LP 7.125% 11/1/13	1,520,000	1,174,200
		1,274,100
Leisure - 2.5%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	80,000	52,400
yankee:
7% 6/15/13	890,000	618,550
7.25% 6/15/16	730,000	470,850
7.5% 10/15/27	565,000	310,750
		1,452,550
Metals/Mining - 5.9%
Arch Western Finance LLC 6.75% 7/1/13	190,000	158,650
Drummond Co., Inc. 7.375% 2/15/16 (c)	1,140,000	661,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,115,000	883,638
8.375% 4/1/17	995,000	773,613
Massey Energy Co. 6.875% 12/15/13	280,000	228,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 325,000	$ 273,000
Vedanta Resources PLC 6.625% 2/22/10 (c)	520,000	384,800
		3,363,101
Paper - 1.6%
Domtar Corp.:
5.375% 12/1/13	265,000	204,050
7.125% 8/15/15	60,000	49,200
Georgia-Pacific Corp. 7% 1/15/15 (c)	730,000	532,900
Rock-Tenn Co. 9.25% 3/15/16 (c)	170,000	150,450
		936,600
Publishing/Printing - 0.2%
Scholastic Corp. 5% 4/15/13	165,000	125,400
Railroad - 0.5%
Kansas City Southern Railway Co. 8% 6/1/15	350,000	287,875
Services - 2.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.3044% 5/15/14 (d)	330,000	112,200
7.625% 5/15/14	175,000	59,500
7.75% 5/15/16	490,000	166,600
Corrections Corp. of America 6.25% 3/15/13	115,000	99,188
FTI Consulting, Inc.:
7.625% 6/15/13	590,000	564,188
7.75% 10/1/16	301,000	279,178
Hertz Corp. 8.875% 1/1/14	235,000	171,550
		1,452,404
Shipping - 0.7%
Teekay Corp. 8.875% 7/15/11	455,000	409,500
Steels - 2.2%
Evraz Group SA:
8.875% 4/24/13 (c)	510,000	216,750
9.5% 4/24/18 (c)	100,000	40,000
Steel Dynamics, Inc.:
6.75% 4/1/15	835,000	534,400
7.375% 11/1/12	530,000	389,550
7.75% 4/15/16 (c)	110,000	70,400
		1,251,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - 0.5%
AutoNation, Inc. 7% 4/15/14	$ 115,000	$ 74,175
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	210,000	193,200
		267,375
Technology - 4.2%
Flextronics International Ltd.:
6.25% 11/15/14	50,000	37,500
6.5% 5/15/13	285,000	222,300
Jabil Circuit, Inc. 8.25% 3/15/18	250,000	207,500
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	228,480
6.5% 1/15/28	5,000	2,550
NXP BV 7.5025% 10/15/13 (d)	330,000	145,200
Seagate Technology HDD Holdings 6.8% 10/1/16	405,000	283,500
Xerox Capital Trust I 8% 2/1/27	1,695,000	1,260,318
		2,387,348
Telecommunications - 6.1%
American Tower Corp. 7.125% 10/15/12	300,000	277,500
Citizens Communications Co.:
6.25% 1/15/13	235,000	193,288
9% 8/15/31	55,000	29,700
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (c)	410,000	344,400
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (c)	220,000	185,350
Mobile Telesystems Finance SA 8% 1/28/12 (c)	459,000	293,760
Nextel Communications, Inc.:
6.875% 10/31/13	220,000	125,400
7.375% 8/1/15	70,000	38,500
Qwest Communications International, Inc. 7.5% 2/15/14	60,000	45,000
Qwest Corp.:
6.0688% 6/15/13 (d)	310,000	226,300
6.5% 6/1/17	165,000	117,975
7.5% 10/1/14	220,000	167,200
7.625% 6/15/15	387,000	297,990
Sprint Capital Corp.:
6.875% 11/15/28	335,000	195,975
7.625% 1/30/11	35,000	29,050
Sprint Nextel Corp. 6% 12/1/16	125,000	86,563
U.S. West Communications:
6.875% 9/15/33	130,000	80,600
7.5% 6/15/23	270,000	189,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	$ 340,000	$ 200,600
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	750,000	375,000
		3,499,151
TOTAL NONCONVERTIBLE BONDS		49,023,470
TOTAL CORPORATE BONDS (Cost $64,458,442)		49,142,358
Floating Rate Loans - 6.2%

Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 5.2448% 12/27/14 (d)	128,986	70,943
Tranche C, term loan 6.0509% 12/27/15 (d)	99,861	54,923
Ford Motor Co. term loan 7.59% 12/15/13 (d)	140,000	74,900
		200,766
Cable TV - 0.6%
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (d)	259,750	225,983
Insight Midwest Holdings LLC Tranche B, term loan 5.93% 4/6/14 (d)	159,750	126,203
		352,186
Containers - 0.3%
Anchor Glass Container Corp. term loan 7.5872% 6/20/14 (d)	224,000	185,920
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.7662% 3/30/12 (d)	38,824	24,459
term loan 6.7619% 3/30/14 (d)	272,239	171,510
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.437% 10/10/14 (d)	165,000	129,938
		325,907
Entertainment/Film - 0.3%
Zuffa LLC term loan 5.8125% 6/19/15 (d)	286,949	143,474
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 1.6%
Community Health Systems, Inc.:
term loan 5.1611% 7/25/14 (d)	$ 330,475	$ 267,685
Tranche DD, term loan 7/25/14 (d)(e)	16,907	13,695
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (d)	443,447	366,952
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (d)	427,572	267,233
		915,565
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (d)	429,528	358,656
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (d)	2,856	1,428
term loan 5.25% 6/14/14 (d)	35,709	17,855
		19,283
Services - 0.2%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (d)	10,752	8,494
term loan 5.6369% 1/26/14 (d)	169,248	129,475
		137,969
Technology - 1.1%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (d)	168,564	124,737
Tranche B-A1, term loan 7.0688% 10/1/14 (d)	41,272	30,541
Freescale Semiconductor, Inc. term loan 5.47% 12/1/13 (d)	125,000	83,750
Kronos, Inc. Tranche 1LN, term loan 6.0119% 6/11/14 (d)	485,458	315,547
SS&C Technologies, Inc. term loan 5.7312% 11/23/12 (d)	93,881	70,411
		624,986
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (d)	236,977	204,985
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (d)	20,000	16,000
Tranche B 1LN, term loan 5.1731% 9/5/13 (d)	60,000	52,200
		68,200
TOTAL FLOATING RATE LOANS (Cost $4,397,580)		3,537,897
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (a) (Cost $4,881,830)	4,881,830	$ 4,881,830
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $73,737,852)		57,562,085
NET OTHER ASSETS - (0.4)%		(203,414)
NET ASSETS - 100%		$ 57,358,671
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,839,692 or 15.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,907 and $13,695, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,445
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 57,562,085	$ 4,881,830	$ 52,680,255	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Canada	5.1%
Luxembourg	2.8%
Liberia	2.5%
Bermuda	1.3%
Netherlands	1.1%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information
At April 30, 2008, the fund had a capital loss carryforward of approximately $442,180 of which $105,097 and $337,083 will expire on April 30, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $68,856,022)	$ 52,680,255
Fidelity Central Funds (cost $4,881,830)	4,881,830
Total Investments (cost $73,737,852)		$ 57,562,085
Cash		13,852
Receivable for investments sold		338,805
Receivable for fund shares sold		418,772
Interest receivable		1,426,528
Distributions receivable from Fidelity Central Funds		5,351
Prepaid expenses		15
Receivable from investment adviser for expense reductions		5,348
Total assets		59,770,756

Liabilities
Payable for investments purchased	$ 1,910,118
Payable for fund shares redeemed	328,545
Distributions payable	101,703
Accrued management fee	26,479
Other affiliated payables	12,983
Other payables and accrued expenses	32,257
Total liabilities		2,412,085

Net Assets		$ 57,358,671
Net Assets consist of:
Paid in capital		$ 76,190,958
Undistributed net investment income		201,831
Accumulated undistributed net realized gain (loss) on investments		(2,858,351)
Net unrealized appreciation (depreciation) on investments		(16,175,767)
Net Assets, for 7,721,632 shares outstanding		$ 57,358,671
Net Asset Value, offering price and redemption price per share ($57,358,671 ÷ 7,721,632 shares)		$ 7.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,928
Interest		2,491,415
Income from Fidelity Central Funds		42,445
Total income		2,537,788

Expenses
Management fee	$ 183,327
Transfer agent fees	66,211
Accounting fees and expenses	13,453
Custodian fees and expenses	3,195
Independent trustees' compensation	146
Registration fees	17,694
Audit	30,825
Legal	180
Miscellaneous	1,338
Total expenses before reductions	316,369
Expense reductions	(39,502)	276,867
Net investment income		2,260,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,884,897)
Change in net unrealized appreciation (depreciation) on investment securities		(14,769,172)
Net gain (loss)		(16,654,069)
Net increase (decrease) in net assets resulting from operations		$ (14,393,148)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,260,921	$ 3,636,216
Net realized gain (loss)	(1,884,897)	(865,663)
Change in net unrealized appreciation (depreciation)	(14,769,172)	(2,230,455)
Net increase (decrease) in net assets resulting from operations	(14,393,148)	540,098
Distributions to shareholders from net investment income	(2,150,213)	(3,602,314)
Share transactions Proceeds from sales of shares	28,940,820	34,170,355
Reinvestment of distributions	1,607,637	2,832,887
Cost of shares redeemed	(20,885,720)	(26,232,088)
Net increase (decrease) in net assets resulting from share transactions	9,662,737	10,771,154
Redemption fees	28,465	27,242
Total increase (decrease) in net assets	(6,852,159)	7,736,180

Net Assets
Beginning of period	64,210,830	56,474,650
End of period (including undistributed net investment income of $201,831 and undistributed net investment income of $91,123, respectively)	$ 57,358,671	$ 64,210,830
Other Information Shares
Sold	3,334,154	3,467,095
Issued in reinvestment of distributions	180,049	287,233
Redeemed	(2,363,212)	(2,655,955)
Net increase (decrease)	1,150,991	1,098,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.32	$ 9.96	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income D	.319	.637	.624	.564	.331
Net realized and unrealized gain (loss)	(2.359)	(.560)	.350	.088	(.164)
Total from investment operations	(2.040)	.077	.974	.652	.167
Distributions from net investment income	(.304)	(.632)	(.616)	(.554)	(.314)
Redemption fees added to paid in capital D	.004	.005	.002	.002	.007
Net asset value, end of period	$ 7.43	$ 9.77	$ 10.32	$ 9.96	$ 9.86
Total Return B, C	(21.32)%	.92%	10.12%	6.75%	1.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.97%	1.00%	1.08%	1.22% A
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.84% A
Net investment income	6.93% A	6.45%	6.19%	5.64%	5.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,359	$ 64,211	$ 56,475	$ 43,633	$ 37,689
Portfolio turnover rate F	58% A	69%	71%	81%	134% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to April 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 88,603
Unrealized depreciation	(16,164,460)
Net unrealized appreciation (depreciation)	$ (16,075,857)
Cost for federal income tax purposes	$ 73,637,942

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $25,998,396 and $17,676,275, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $38,850.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $652.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	11,610,250,061.21	95.143
Withheld	592,704,240.35	4.857
TOTAL	12,202,954,301.56	100.000
Dennis J. Dirks
Affirmative	11,685,717,439.03	95.761
Withheld	517,236,862.53	4.239
TOTAL	12,202,954,301.56	100.000
Edward C. Johnson 3d
Affirmative	11,570,214,714.52	94.815
Withheld	632,739,587.04	5.185
TOTAL	12,202,954,301.56	100.000
Alan J. Lacy
Affirmative	11,664,859,946.20	95.590
Withheld	538,094,355.36	4.410
TOTAL	12,202,954,301.56	100.000
Ned C. Lautenbach
Affirmative	11,662,444,292.18	95.571
Withheld	540,510,009.38	4.429
TOTAL	12,202,954,301.56	100.000
Joseph Mauriello
Affirmative	11,675,031,038.16	95.674
Withheld	527,923,263.40	4.326
TOTAL	12,202,954,301.56	100.000
Cornelia M. Small
Affirmative	11,667,251,248.13	95.610
Withheld	535,703,053.43	4.390
TOTAL	12,202,954,301.56	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,625,197,579.40	95.265
Withheld	577,756,722.16	4.735
TOTAL	12,202,954,301.56	100.000
David M. Thomas
Affirmative	11,678,121,052.04	95.699
Withheld	524,833,249.52	4.301
TOTAL	12,202,954,301.56	100.000
Michael E. Wiley
Affirmative	11,668,200,916.65	95.618
Withheld	534,753,384.91	4.382
TOTAL	12,202,954,301.56	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,287,010,671.33	76.105
Against	1,918,338,397.31	15.720
Abstain	604,518,107.25	4.954
Broker Non-Votes	393,087,125.67	3.221
TOTAL	12,202,954,301.56	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one-year period, although the fund's three-year cumulative total return compared favorable to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional Operations Company, Inc. (FIIOC)

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-USAN-1208
1.801608.104

Fidelity®
High Income
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	.75%	$ 1,000.00	$ 775.00	$ 3.36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.42	$ 3.82

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.0	2.6
Intelsat Jackson Holdings Ltd.	2.4	0.0
Texas Competitive Electric Holdings Co. LLC	2.2	1.8
MGM Mirage, Inc.	1.8	1.1
Chesapeake Energy Corp.	1.7	1.9
	11.1
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.5	8.9
Telecommunications	9.4	8.4
Electric Utilities	9.4	9.5
Energy	7.1	8.0
Cable TV	5.7	5.6
Quality Diversification (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.9%	BBB 2.4%
BB 27.4%	BB 29.8%
B 48.2%	B 48.3%
CCC,CC,C 13.2%	CCC,CC,C 12.5%
D 0.0%	D 0.0%
Not Rated 1.4%	Not Rated 1.2%
Equities 0.1%	Equities 0.4%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Nonconvertible Bonds 77.2%		Nonconvertible Bonds 78.6%
	Convertible Bonds, Preferred Stocks 0.8%		Convertible Bonds, Preferred Stocks 1.3%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 15.1%		Floating Rate Loans 14.6%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	9.1%	** Foreign investments	9.7%

Semiannual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 78.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 13,234
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (f)	18,055	16,323
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	10,843	3,565
Telecommunications - 0.0%
Level 3 Communications, Inc. 6% 3/15/10	2,220	1,343
TOTAL CONVERTIBLE BONDS		34,465
Nonconvertible Bonds - 77.2%
Aerospace - 1.0%
Bombardier, Inc.:
6.3% 5/1/14 (f)	15,670	12,458
8% 11/15/14 (f)	12,550	10,919
Sequa Corp. 11.75% 12/1/15 (f)	26,615	16,501
TransDigm, Inc. 7.75% 7/15/14	4,350	3,480
		43,358
Air Transportation - 0.5%
Continental Airlines, Inc. 7.339% 4/19/14	2,110	1,403
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	179
8.3% 12/15/29 (a)	7,735	97
10% 8/15/49 (a)	1,980	25
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	7,500
7.041% 10/1/23	12,661	8,736
7.691% 4/1/17	7,988	4,313
		22,253
Automotive - 2.4%
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,188
Ford Motor Co. 7.45% 7/16/31	4,775	1,504
Ford Motor Credit Co. LLC:
8% 12/15/16	3,960	2,178
8.0688% 6/15/11 (g)	8,075	5,281
9.2025% 4/15/09 (g)	9,450	7,844
9.875% 8/10/11	22,420	14,128
General Motors Acceptance Corp.:
6.75% 12/1/14	25,494	12,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$ 15,650	$ 9,165
6.875% 8/28/12	18,150	9,933
7% 2/1/12	8,790	4,925
8% 11/1/31	4,840	2,194
General Motors Corp.:
8.25% 7/15/23	11,890	3,805
8.375% 7/15/33	9,070	2,948
GMAC LLC 6.625% 5/15/12	11,000	6,050
Tenneco, Inc.:
8.125% 11/15/15	2,165	1,126
8.625% 11/15/14	14,875	6,991
The Goodyear Tire & Rubber Co.:
6.6775% 12/1/09 (g)	8,760	7,796
8.625% 12/1/11	2,063	1,712
		101,642
Broadcasting - 0.7%
LIN Television Corp. 6.5% 5/15/13	12,265	6,868
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	13,487
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	400
Paxson Communications Corp. 8.0025% 1/15/12 (f)(g)	5,000	3,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)(g)	15,955	3,191
		26,946
Building Materials - 1.9%
Building Materials Corp. of America 7.75% 8/1/14	11,955	7,651
Coleman Cable, Inc. 9.875% 10/1/12	6,425	4,498
General Cable Corp.:
6.2575% 4/1/15 (g)	12,155	7,536
7.125% 4/1/17	1,940	1,300
Nortek, Inc.:
8.5% 9/1/14	24,060	8,662
10% 12/1/13	51,035	37,511
Owens Corning 6.5% 12/1/16	8,700	6,476
Texas Industries, Inc. 7.25% 7/15/13	6,670	5,103
		78,737
Cable TV - 3.8%
Cablevision Systems Corp. 8.3338% 4/1/09 (g)	5,015	4,839
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	$ 43,269	$ 19,471
11% 10/1/15	1,910	860
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)	51,610	39,740
8.375% 4/30/14 (f)	12,860	9,356
10.875% 9/15/14 (f)	10,860	8,797
CSC Holdings, Inc. 7.625% 4/1/11	25,475	23,437
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	7,530	6,288
EchoStar Communications Corp.:
7% 10/1/13	19,870	16,442
7.125% 2/1/16	20,885	16,656
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	5,267
Videotron Ltd. 6.875% 1/15/14	5,670	4,649
		155,802
Capital Goods - 1.3%
American Railcar Industries, Inc. 7.5% 3/1/14	7,400	5,846
Baldor Electric Co. 8.625% 2/15/17	8,010	6,128
Case New Holland, Inc. 7.125% 3/1/14	5,700	4,275
Chart Industries, Inc. 9.125% 10/15/15	10,135	9,122
Esco Corp. 8.625% 12/15/13 (f)	14,105	11,284
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	5,195	3,637
SPX Corp. 7.625% 12/15/14 (f)	14,410	12,068
		52,360
Chemicals - 1.6%
Airgas, Inc. 7.125% 10/1/18 (f)	6,325	5,281
Georgia Gulf Corp.:
9.5% 10/15/14	13,720	5,900
10.75% 10/15/16	3,020	725
Momentive Performance Materials, Inc. 9.75% 12/1/14	44,075	24,462
NOVA Chemicals Corp. 6.5% 1/15/12	9,025	6,769
Phibro Animal Health Corp. 10% 8/1/13 (f)	5,420	4,553
PolyOne Corp. 8.875% 5/1/12	24,115	18,689
		66,379
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 1.2%
Jarden Corp. 7.5% 5/1/17	$ 42,845	$ 31,920
Riddell Bell Holdings, Inc. 8.375% 10/1/12	26,550	19,514
		51,434
Containers - 1.4%
Berry Plastics Corp. 9.5025% 2/15/15 (g)	45,140	33,855
Berry Plastics Holding Corp. 8.875% 9/15/14	8,400	4,284
BWAY Corp. 10% 10/15/10	8,735	7,425
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	4,637
8.25% 5/15/13	3,000	2,790
Owens-Illinois, Inc. 7.5% 5/15/10	4,210	4,021
		57,012
Diversified Financial Services - 0.1%
Residential Capital LLC:
8.5% 5/15/10 (f)	7,049	3,419
9.625% 5/15/15 (f)	10,445	2,663
		6,082
Diversified Media - 0.7%
Block Communications, Inc. 8.25% 12/15/15 (f)	4,600	3,450
LBI Media Holdings, Inc. 11% 10/15/13	8,870	4,879
Liberty Media Corp. 5.7% 5/15/13	12,192	8,479
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14	15,320	11,184
		27,992
Electric Utilities - 7.3%
AES Corp.:
8% 10/15/17	21,100	16,142
8.75% 5/15/13 (f)	13,597	12,101
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	13,315	12,882
Aquila, Inc. 11.875% 7/1/12 (g)	4,405	4,053
Calpine Generating Co. LLC 9.07% 4/1/09 (c)(g)	50	0
CMS Energy Corp.:
7.75% 8/1/10	22,460	21,112
8.5% 4/15/11	11,175	10,616
Dynegy Holdings, Inc. 7.75% 6/1/19	12,280	7,859
Edison Mission Energy 7.2% 5/15/19	42,585	31,939
Energy Future Holdings:
10.875% 11/1/17 (f)	27,020	21,076
11.25% 11/1/17 pay-in-kind (f)(g)	4,470	2,928
Mirant Americas Generation LLC 8.3% 5/1/11	25,290	22,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant North America LLC 7.375% 12/31/13	$ 5,510	$ 4,697
NRG Energy, Inc.:
7.25% 2/1/14	30,460	26,576
7.375% 2/1/16	11,020	9,532
NSG Holdings II, LLC 7.75% 12/15/25 (f)	12,880	10,819
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	5,455
7.875% 6/15/17	27,380	20,535
Sierra Pacific Resources 6.75% 8/15/17	4,320	3,888
TECO Energy, Inc. 4.8006% 5/1/10 (g)	7,370	7,057
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,925	2,983
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)	54,370	42,409
Series B, 10.25% 11/1/15 (f)	5,790	4,516
		302,062
Energy - 6.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,980	2,806
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	22,492
6.625% 1/15/16	7,960	6,219
6.875% 1/15/16	2,980	2,339
7% 8/15/14	4,960	3,956
7.5% 9/15/13	4,000	3,360
7.5% 6/15/14	7,430	6,111
7.625% 7/15/13	15,310	13,014
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	910
7.75% 5/15/17	2,750	1,788
Complete Production Services, Inc. 8% 12/15/16	13,300	9,310
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)	8,870	5,854
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	20,000	16,800
Forest Oil Corp.:
7.25% 6/15/19	34,060	22,991
7.25% 6/15/19 (f)	2,160	1,469
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	11,200	7,056
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (f)	6,120	4,345
OPTI Canada, Inc. 8.25% 12/15/14	29,570	19,221
Petrohawk Energy Corp. 9.125% 7/15/13	22,870	17,610
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	4,593
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co. 7% 3/15/17	$ 36,535	$ 25,209
Pride International, Inc. 7.375% 7/15/14	3,650	3,030
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	3,655	2,906
7.375% 7/15/13	16,370	13,751
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	6,636	5,010
SandRidge Energy, Inc.:
7.5075% 4/1/14 (g)	2,310	1,409
8.625% 4/1/15 pay-in-kind (g)	12,610	8,197
Southwestern Energy Co. 7.5% 2/1/18 (f)	6,980	5,654
Swift Energy Co. 7.125% 6/1/17	17,155	11,837
Tesoro Corp. 6.25% 11/1/12	8,800	6,732
Williams Companies, Inc. 6.375% 10/1/10 (f)	4,860	4,374
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	8,716
		269,069
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,712
6.875% 6/1/17	9,500	8,170
7.125% 5/15/16	20,930	18,000
		33,882
Food and Drug Retail - 0.9%
Rite Aid Corp.:
6.875% 8/15/13	5,838	1,810
7.5% 3/1/17	15,025	9,503
7.7% 2/15/27	4,725	945
9.375% 12/15/15	8,330	2,957
9.5% 6/15/17	8,775	3,203
10.375% 7/15/16	4,400	3,047
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,750	8,044
SUPERVALU, Inc. 7.5% 11/15/14	8,675	8,155
		37,664
Food/Beverage/Tobacco - 2.7%
Constellation Brands, Inc.:
7.25% 5/15/17	40,460	33,177
8.375% 12/15/14	41,625	37,463
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.9% 10/15/17	$ 8,196	$ 5,819
7% 6/1/16	24,555	18,662
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	12,087
Smithfield Foods, Inc. 7.75% 7/1/17	10,870	6,794
		114,002
Gaming - 2.7%
FireKeepers Development Authority 13.875% 5/1/15 (f)	3,460	2,318
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	5,515	772
Harrah's Operating Co., Inc. 10.75% 2/1/16 (f)	9,470	3,054
MGM Mirage, Inc.:
5.875% 2/27/14	38,055	22,452
6.625% 7/15/15	15,650	9,077
6.75% 9/1/12	9,860	6,015
7.5% 6/1/16	6,440	3,800
13% 11/15/13 (f)	37,175	34,294
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	2,593
7.125% 8/15/14	3,110	1,866
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	4,840
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	4,490	2,470
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)	265	171
Station Casinos, Inc.:
6% 4/1/12	24,540	8,589
7.75% 8/15/16	24,440	8,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	4,945	3,560
		114,058
Healthcare - 7.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,267
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)	10,380	8,252
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,050
Biomet, Inc. 10% 10/15/17	4,425	4,027
Carriage Services, Inc. 7.875% 1/15/15	5,170	3,878
Community Health Systems, Inc. 8.875% 7/15/15	30,875	25,395
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita, Inc.:
6.625% 3/15/13	$ 5,380	$ 4,734
7.25% 3/15/15	7,395	6,323
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	2,844
HCA, Inc.:
5.75% 3/15/14	6,895	4,068
7.5% 11/6/33	4,775	2,770
9.125% 11/15/14	9,475	8,172
9.25% 11/15/16	46,625	39,515
9.625% 11/15/16 pay-in-kind (g)	28,575	23,074
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	11,961
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	6,340
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,503
Service Corp. International 7.375% 10/1/14	8,775	7,174
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	4,288
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	10,640
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	10,717
9.875% 7/1/14	32,590	26,927
U.S. Oncology, Inc. 9% 8/15/12	6,120	4,896
US Oncology Holdings, Inc. 8.3344% 3/15/12 pay-in-kind (g)	16,271	10,399
Ventas Realty LP:
6.5% 6/1/16	13,670	11,209
6.625% 10/15/14	9,875	8,443
6.75% 6/1/10	4,810	4,425
6.75% 4/1/17	8,880	7,282
VWR Funding, Inc. 10.25% 7/15/15	60,645	36,387
		304,960
Homebuilding/Real Estate - 1.4%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	5,216
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	8,330	2,332
6.375% 12/15/14	5,000	1,450
KB Home 5.875% 1/15/15	9,145	5,944
Realogy Corp. 10.5% 4/15/14	43,890	13,825
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Rouse Co.:
5.375% 11/26/13	$ 20,680	$ 7,031
7.2% 9/15/12	9,570	3,302
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	59,435	20,208
		59,308
Hotels - 0.6%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	14,600
Host Marriott LP:
6.375% 3/15/15	5,515	3,943
7.125% 11/1/13	5,865	4,531
		23,074
Insurance - 0.1%
USI Holdings Corp. 6.6794% 11/15/14 (f)(g)	6,810	4,086
Leisure - 0.3%
Six Flags Operations, Inc. 12.25% 7/15/16 (f)	7,200	3,816
Six Flags, Inc. 9.625% 6/1/14	8,333	2,417
Vail Resorts, Inc. 6.75% 2/15/14	5,620	4,356
		10,589
Metals/Mining - 2.9%
Aleris International, Inc. 9% 12/15/14	7,720	2,663
Drummond Co., Inc. 7.375% 2/15/16 (f)	6,735	3,906
FMG Finance Property Ltd.:
10% 9/1/13 (f)	4,555	3,143
10.625% 9/1/16 (f)	11,075	7,642
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	4,321
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (g)	21,730	15,754
8.25% 4/1/15	11,760	9,320
8.375% 4/1/17	7,155	5,563
Massey Energy Co. 6.875% 12/15/13	22,380	18,240
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (g)	7,950	4,373
Novelis, Inc. 7.25% 2/15/15	16,730	12,380
Peabody Energy Corp.:
6.875% 3/15/13	9,935	8,718
7.375% 11/1/16	29,250	24,570
		120,593
Paper - 2.2%
Catalyst Paper Corp. 8.625% 6/15/11	1,005	593
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp. 7.875% 10/15/11	$ 28,310	$ 26,328
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,184
8.875% 5/15/31	5,320	3,458
9.5% 12/1/11	20,908	17,876
Glatfelter 7.125% 5/1/16	4,440	3,863
Graphic Packaging International, Inc.:
8.5% 8/15/11	6,230	4,984
9.5% 8/15/13	2,430	1,798
NewPage Corp. 10% 5/1/12	29,410	19,117
Rock-Tenn Co. 9.25% 3/15/16 (f)	3,950	3,496
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	14,965	8,006
		91,703
Publishing/Printing - 2.8%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	4,234
Cenveo Corp.:
7.875% 12/1/13	34,159	21,691
10.5% 8/15/16 (f)	11,880	10,039
R.H. Donnelley Corp. 11.75% 5/15/15 (f)	4,150	1,556
The Reader's Digest Association, Inc. 9% 2/15/17	17,150	5,145
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	17,880	8,761
10.5% 1/15/15 (f)	66,580	39,615
Valassis Communications, Inc. 8.25% 3/1/15	44,980	24,289
		115,330
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,780	3,824
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,220	1,171
8% 6/1/15	7,010	5,766
		10,761
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	17,725	10,281
Landry's Restaurants, Inc. 9.5% 12/15/14	11,280	10,152
OSI Restaurant Partners, Inc. 10% 6/15/15	8,985	2,067
Uno Restaurant Corp. 10% 2/15/11 (f)	4,030	1,693
		24,193
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 3.6%
Ahern Rentals, Inc. 9.25% 8/15/13	$ 16,545	$ 5,129
ARAMARK Corp.:
6.3006% 2/1/15 (g)	29,950	21,414
8.5% 2/1/15	15,355	13,013
Ashtead Capital, Inc. 9% 8/15/16 (f)	1,725	1,087
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.3044% 5/15/14 (g)	17,590	5,981
7.625% 5/15/14	13,220	4,495
7.75% 5/15/16	12,290	4,179
Corrections Corp. of America:
6.25% 3/15/13	17,650	15,223
6.75% 1/31/14	5,130	4,386
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	1,913
7.75% 10/1/16	3,760	3,487
Hertz Corp. 8.875% 1/1/14	35,050	25,587
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	9,964
8% 6/15/20	18,145	14,062
8.625% 4/1/13	2,785	2,541
KAR Holdings, Inc. 8.75% 5/1/14	2,000	1,120
Penhall International Corp. 12% 8/1/14 (f)	4,370	1,967
United Rentals North America, Inc.:
6.5% 2/15/12	4,435	3,105
7% 2/15/14	8,330	4,748
7.75% 11/15/13	7,265	4,468
		147,869
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	7,582
Navios Maritime Holdings, Inc. 9.5% 12/15/14	5,210	3,022
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,015
Ship Finance International Ltd. 8.5% 12/15/13	35,500	28,755
Teekay Corp. 8.875% 7/15/11	5,000	4,500
		51,874
Specialty Retailing - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	32,265	14,197
Dollar General Corp. 10.625% 7/15/15	5,305	4,907
Michaels Stores, Inc. 10% 11/1/14	38,135	17,161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Sally Holdings LLC 9.25% 11/15/14	$ 55,585	$ 43,634
United Auto Group, Inc. 7.75% 12/15/16	14,790	7,395
		87,294
Steels - 0.4%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	5,411
Steel Dynamics, Inc. 7.375% 11/1/12	13,410	9,856
		15,267
Super Retail - 1.2%
Asbury Automotive Group, Inc. 8% 3/15/14	42,490	21,245
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	13,478
Sonic Automotive, Inc. 8.625% 8/15/13	27,435	12,346
Toys 'R' US, Inc. 7.875% 4/15/13	5,655	3,534
		50,603
Technology - 4.2%
Avago Technologies Finance Ltd. 10.125% 12/1/13	17,160	14,414
First Data Corp. 9.875% 9/24/15	9,130	5,798
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (g)	2,000	753
8.875% 12/15/14	18,825	8,260
9.125% 12/15/14 pay-in-kind (g)	45,420	16,351
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	10,082
Jabil Circuit, Inc. 8.25% 3/15/18	14,785	12,272
Lucent Technologies, Inc.:
6.45% 3/15/29	13,285	6,775
6.5% 1/15/28	6,975	3,557
Nortel Networks Corp.:
9.0025% 7/15/11 (g)	20,131	10,820
10.75% 7/15/16	21,120	11,088
10.75% 7/15/16 (f)	3,000	1,575
NXP BV:
7.5025% 10/15/13 (g)	14,450	6,358
7.875% 10/15/14	8,650	4,239
Serena Software, Inc. 10.375% 3/15/16	6,855	5,347
SunGard Data Systems, Inc. 9.125% 8/15/13	29,000	24,070
Xerox Capital Trust I 8% 2/1/27	46,040	34,233
		175,992
Telecommunications - 8.3%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	12,069
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Centennial Communications Corp. 9.6325% 1/1/13 (g)	$ 8,000	$ 6,000
Cricket Communications, Inc.:
9.375% 11/1/14	14,505	11,604
9.375% 11/1/14	7,055	5,644
10% 7/15/15 (f)	25,150	21,126
Digicel Group Ltd.:
8.875% 1/15/15 (f)	16,715	9,360
9.125% 1/15/15 pay-in-kind (f)(g)	46,732	26,170
9.25% 9/1/12 (f)	1,610	1,272
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	99,935	83,927
11.5% 6/15/16 (f)	1,790	1,504
Intelsat Ltd. 7.625% 4/15/12	9,565	5,930
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (f)	40,360	34,003
Level 3 Financing, Inc.:
8.75% 2/15/17	9,850	4,679
9.25% 11/1/14	11,130	6,122
12.25% 3/15/13	16,000	10,320
MetroPCS Wireless, Inc. 9.25% 11/1/14	10,700	8,908
Nextel Communications, Inc. 7.375% 8/1/15	13,910	7,651
Qwest Corp.:
6.0688% 6/15/13 (g)	20,090	14,666
7.5% 10/1/14	9,680	7,357
7.875% 9/1/11	8,465	7,407
Sprint Capital Corp. 6.9% 5/1/19	43,220	30,470
U.S. West Communications 5.625% 11/15/08	5,000	4,938
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	7,565	6,128
Windstream Corp.:
7% 3/15/19	9,490	6,169
8.125% 8/1/13	7,580	6,140
8.625% 8/1/16	8,675	6,593
		346,157
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.5081% 12/15/14 (f)(g)	6,430	4,372
TOTAL NONCONVERTIBLE BONDS		3,204,759
TOTAL CORPORATE BONDS (Cost $4,564,396)		3,239,224
Common Stocks - 0.1%
	Shares	Value (000s)
Air Transportation - 0.1%
Delta Air Lines, Inc. (a)	195,269	$ 2,144
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	0
Telecommunications - 0.0%
Sprint Nextel Corp.	227,548	712
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	143,778	935
TOTAL COMMON STOCKS (Cost $10,565)		3,791
Nonconvertible Preferred Stocks - 0.0%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a) (Cost $0)	2,303,017	23
Floating Rate Loans - 15.1%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 6.3797% 12/3/14 (g)	$ 19,674	14,362
Automotive - 0.2%
Ford Motor Co. term loan 7.59% 12/15/13 (g)	11,093	5,935
General Motors Corp. term loan 5.795% 11/29/13 (g)	4,190	2,388
		8,323
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 5.25% 9/29/14 (g)	42,900	23,166
VNU, Inc. term loan 4.8025% 8/9/13 (g)	4,380	3,154
		26,320
Building Materials - 0.1%
Building Materials Corp. of America term loan 6.6247% 2/22/14 (g)	7,826	5,478
Cable TV - 1.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3133% 3/6/14 (g)	64,071	47,412
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (g)	36,454	31,715
		79,127
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (g)	$ 8,220	$ 4,932
Chemicals - 0.4%
Georgia Gulf Corp. term loan 9.045% 10/3/13 (g)	14,888	11,836
MacDermid, Inc. Tranche B, term loan 5.7619% 4/12/14 (g)	5,377	3,603
		15,439
Electric Utilities - 2.1%
Calpine Corp. Tranche D, term loan 6.645% 3/29/14 (g)	50,945	39,992
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.6317% 10/10/14 (g)	13,289	10,465
Tranche B2, term loan 6.6586% 10/10/14 (g)	49,123	38,439
		88,896
Energy - 0.3%
CCS, Inc. Tranche B term loan 6.1175% 11/14/14 (g)	15,746	12,754
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (g)	7,831	5,873
Healthcare - 2.2%
Bausch & Lomb, Inc. term loan:
4.7071% 4/26/15 (g)(i)	969	775
7.0119% 4/26/15 (g)	3,845	3,076
Community Health Systems, Inc.:
term loan 5.1611% 7/25/14 (g)	18,140	14,694
Tranche DD, term loan 7/25/14 (i)	928	752
DaVita, Inc. Tranche B1, term loan 4.7664% 10/5/12 (g)	20,872	18,159
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (g)	56,027	46,362
LifeCare Holdings, Inc. term loan 7.96% 8/11/12 (g)	9,729	5,351
VWR Funding, Inc. term loan 5.6713% 6/29/14 (g)	5,525	3,923
		93,092
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (g)	1,194	752
Tranche B, term loan 6% 10/10/13 (g)	4,436	2,795
		3,547
Leisure - 0.1%
Easton Bell Sports, Inc. Tranche B, term loan 7.0707% 3/16/12 (g)	6,735	4,782
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (g)	$ 31,795	$ 26,549
Publishing/Printing - 1.4%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (g)	58,780	41,146
Thomson Learning, Inc. term loan 5.62% 7/5/14 (g)	23,950	18,082
		59,228
Services - 0.9%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (g)	531	419
term loan 5.6369% 1/26/14 (g)	8,352	6,389
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.67% 4/19/12 (g)	9,174	5,046
RSC Equipment Rental Tranche 2LN, term loan 7.6989% 11/30/13 (g)	41,274	24,558
		36,412
Specialty Retailing - 0.8%
Michaels Stores, Inc. term loan 5.3477% 10/31/13 (g)	25,121	14,696
Sally Holdings LLC Tranche B, term loan 5.1964% 11/16/13 (g)	4,350	3,524
Toys 'R' US, Inc. term loan 6.72% 12/8/09 (g)	20,240	14,573
		32,793
Super Retail - 0.5%
Dollar General Corp. Tranche B1, term loan 5.7407% 7/6/14 (g)	17,450	14,047
Neiman Marcus Group, Inc. term loan 4.565% 4/6/13 (g)	6,200	4,712
		18,759
Technology - 1.1%
First Data Corp. Tranche B1, term loan 6.053% 9/24/14 (g)	6,758	4,933
Flextronics International Ltd. Tranche B-B, term loan 6.1325% 10/1/12 (g)	10,726	8,259
Freescale Semiconductor, Inc. term loan 5.47% 12/1/13 (g)	6,009	4,026
SunGard Data Systems, Inc. term loan 4.5525% 2/28/14 (g)	37,934	28,830
		46,048
Telecommunications - 1.1%
Digicel International Finance Ltd. term loan 6.3125% 3/30/12 (g)	1,755	1,281
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 6.8825% 2/1/14 (g)	$ 22,005	$ 16,504
Level 3 Communications, Inc. term loan 7% 3/13/14 (g)	15,385	10,962
MetroPCS Wireless, Inc. Tranche B, term loan 5.1757% 11/3/13 (g)	10,676	8,754
Wind Telecomunicazioni SpA term loan 11.7525% 12/12/11 pay-in-kind (g)	11,610	7,850
		45,351
TOTAL FLOATING RATE LOANS (Cost $803,530)		628,065
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 1.81% (b) (Cost $250,390)	250,389,940	250,390
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,042)	$ 5,042	5,042
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,633,923)		4,126,535
NET OTHER ASSETS - 0.7%		27,398
NET ASSETS - 100%		$ 4,153,933
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,892,000 or 16.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $935,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,316,000 and $1,062,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,042,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,204
Banc of America Securities LLC	2,826
Barclays Capital, Inc.	640
Credit Suisse Securities (USA) LLC	256
Deutsche Bank Securities, Inc.	116
$ 5,042
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 2,937
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,126,535	$ 253,246	$ 3,830,884	$ 42,405
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 27,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,726)
Cost of Purchases	46,053
Proceeds of Sales	(25,623)
Amortization/Accretion	187
Transfer in/out of Level 3	334
Ending Balance	$ 42,405

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2008, the fund had a capital loss carryforward of approximately $842,080,000 of which $102,614,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2008
Assets
Investment in securities, at value (including repurchase agreements of $5,042) - See accompanying schedule: Unaffiliated issuers (cost $5,383,533)	$ 3,876,145
Fidelity Central Funds (cost $250,390)	250,390
Total Investments (cost $5,633,923)		$ 4,126,535
Cash		1,599
Receivable for investments sold		18,174
Receivable for fund shares sold		9,139
Interest receivable		117,986
Distributions receivable from Fidelity Central Funds		281
Prepaid expenses		1
Other receivables		4
Total assets		4,273,719

Liabilities
Payable for investments purchased	$ 110,982
Payable for fund shares redeemed	2,880
Distributions payable	3,020
Accrued management fee	2,035
Other affiliated payables	786
Other payables and accrued expenses	83
Total liabilities		119,786

Net Assets		$ 4,153,933
Net Assets consist of:
Paid in capital		$ 6,579,702
Undistributed net investment income		32,562
Accumulated undistributed net realized gain (loss) on investments		(950,813)
Net unrealized appreciation (depreciation) on investments		(1,507,518)
Net Assets, for 648,660 shares outstanding		$ 4,153,933
Net Asset Value, offering price and redemption price per share ($4,153,933 ÷ 648,660 shares)		$ 6.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2008
Investment Income
Dividends		$ 6,076
Interest		227,731
Income from Fidelity Central Funds		2,937
Total income		236,744

Expenses
Management fee	$ 14,754
Transfer agent fees	4,121
Accounting fees and expenses	590
Custodian fees and expenses	32
Independent trustees' compensation	12
Registration fees	57
Audit	73
Legal	24
Miscellaneous	8
Total expenses before reductions	19,671
Expense reductions	(91)	19,580
Net investment income		217,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(85,750)
Change in net unrealized appreciation (depreciation) on investment securities		(1,358,472)
Net gain (loss)		(1,444,222)
Net increase (decrease) in net assets resulting from operations		$ (1,227,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 217,164	$ 375,420
Net realized gain (loss)	(85,750)	(5,094)
Change in net unrealized appreciation (depreciation)	(1,358,472)	(318,429)
Net increase (decrease) in net assets resulting from operations	(1,227,058)	51,897
Distributions to shareholders from net investment income	(199,174)	(384,195)
Share transactions Proceeds from sales of shares	735,437	1,390,583
Reinvestment of distributions	181,159	350,057
Cost of shares redeemed	(772,888)	(1,000,419)
Net increase (decrease) in net assets resulting from share transactions	143,708	740,221
Redemption fees	581	593
Total increase (decrease) in net assets	(1,281,943)	408,516

Net Assets
Beginning of period	5,435,876	5,027,360
End of period (including undistributed net investment income of $32,562 and undistributed net investment income of $14,572, respectively)	$ 4,153,933	$ 5,435,876
Other Information Shares
Sold	95,144	159,643
Issued in reinvestment of distributions	23,233	40,421
Redeemed	(102,767)	(115,078)
Net increase (decrease)	15,610	84,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2008

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.17	$ 8.87	$ 8.65	$ 8.87	$ 8.36
Income from Investment Operations
Net investment income D	.335	.639	.654	.614	.629	.672
Net realized and unrealized gain (loss)	(2.218)	(.566)	.291	.216	(.174)	.534
Total from investment operations	(1.883)	.073	.945	.830	.455	1.206
Distributions from net investment income	(.308)	(.654)	(.646)	(.610)	(.676)	(.699)
Redemption fees added to paid in capital D	.001	.001	.001	- H	.001	.003
Net asset value, end of period	$ 6.40	$ 8.59	$ 9.17	$ 8.87	$ 8.65	$ 8.87
Total Return B,C	(22.50)%	.99%	11.09%	9.85%	5.18%	14.84%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.75%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.77%	.77%	.77%
Expenses net of all reductions	.75% A	.74%	.75%	.76%	.77%	.77%
Net investment income	8.26% A	7.36%	7.31%	6.97%	7.07%	7.67%
Supplemental Data
Net assets, end of period (in millions)	$ 4,154	$ 5,436	$ 5,027	$ 3,716	$ 3,028	$ 2,921
Portfolio turnover rate F	32% A	33%	39%	40%	65%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,762
Unrealized depreciation	(1,492,862)
Net unrealized appreciation (depreciation)	$ (1,488,100)
Cost for federal income tax purposes	$ 5,614,635

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $912,300 and $776,198, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $26 and $65, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 14% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	11,610,250,061.21	95.143
Withheld	592,704,240.35	4.857
TOTAL	12,202,954,301.56	100.000
Dennis J. Dirks
Affirmative	11,685,717,439.03	95.761
Withheld	517,236,862.53	4.239
TOTAL	12,202,954,301.56	100.000
Edward C. Johnson 3d
Affirmative	11,570,214,714.52	94.815
Withheld	632,739,587.04	5.185
TOTAL	12,202,954,301.56	100.000
Alan J. Lacy
Affirmative	11,664,859,946.20	95.590
Withheld	538,094,355.36	4.410
TOTAL	12,202,954,301.56	100.000
Ned C. Lautenbach
Affirmative	11,662,444,292.18	95.571
Withheld	540,510,009.38	4.429
TOTAL	12,202,954,301.56	100.000
Joseph Mauriello
Affirmative	11,675,031,038.16	95.674
Withheld	527,923,263.40	4.326
TOTAL	12,202,954,301.56	100.000
Cornelia M. Small
Affirmative	11,667,251,248.13	95.610
Withheld	535,703,053.43	4.390
TOTAL	12,202,954,301.56	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,625,197,579.40	95.265
Withheld	577,756,722.16	4.735
TOTAL	12,202,954,301.56	100.000
David M. Thomas
Affirmative	11,678,121,052.04	95.699
Withheld	524,833,249.52	4.301
TOTAL	12,202,954,301.56	100.000
Michael E. Wiley
Affirmative	11,668,200,916.65	95.618
Withheld	534,753,384.91	4.382
TOTAL	12,202,954,301.56	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,287,010,671.33	76.105
Against	1,918,338,397.31	15.720
Abstain	604,518,107.25	4.954
Broker Non-Votes	393,087,125.67	3.221
TOTAL	12,202,954,301.56	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SPH-USAN-1208
1.784853.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 5, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 5, 2009